Goodwill and Intangible Assets (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Amortization expense relating to intangible assets with finite lives
2012	$ 29
2013	29
2014	29
2015	28
2016	$ 28